Note 13 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed, Current and Non-current	6 Months Ended
Jun. 30, 2021
Notes to Financial Statements
Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current [Text Block]

13. Accrued Charter Revenue, Current and Non-Current, Unearned Revenue, Current and Non-Current and Time Charter Assumed, Current and Non-Current:

(a) Accrued Charter Revenue, Current and Non-Current: The amounts presented as current and non-current accrued charter revenue in the accompanying consolidated balance sheets as of December 31, 2020 and June 30, 2021, reflect revenue earned, but not collected, resulting from charter agreements providing for varying annual charter rates over their terms, which were accounted for on a straight-line basis at their average rates.

As at December 31, 2020, the net accrued charter revenue, totaling ($34,284) (discussed in (b) below) is included in Unearned revenue in current and non-current liabilities in the accompanying 2020 consolidated balance sheet. As at June 30, 2021, the net accrued charter revenue, totaling ($36,431) (discussed in (b) below) is included in Unearned revenue in current and non-current liabilities in the accompanying 2021 consolidated balance sheet. The maturities of the net accrued charter revenue as of December 31 of each year presented below are as follows:

Year ending December 31,	Amount
2021	$(2,348)
2022	(4,657)
2023	(8,134)
2024	(12,947)
2025	(6,127)
2026 and thereafter	(2,218)
Total	$(36,431)

(b) Unearned Revenue, Current and Non-Current: The amounts presented as current and non-current unearned revenue in the accompanying consolidated balance sheets as of December 31, 2020 and June 30, 2021, reflect: (a) cash received prior to the balance sheet date for which all criteria to recognize as revenue have not been met, (b) any unearned revenue resulting from charter agreements providing for varying annual charter rates over their term, which were accounted for on a straight-line basis at their average rate and (c) the unamortized balance of the Time charter assumed liability associated with the acquisition of four out of the five vessels discussed in Note 7 and 10, with charter parties assumed at values below their fair market value at the date of delivery of the vessels. During the six-month period ended June 30, 2021, the amortization of the liability amounted to $442 (nil for the six-month period ended June 30, 2020), and is included in Voyage revenue in the accompanying 2021 consolidated statement of operations.

	December 31, 2020	June 30, 2021
Hires collected in advance	$7,236	$6,988
Charter revenue resulting from varying charter rates	34,284	36,431
Unamortized balance of charters assumed	-	179
Total	$41,520	$43,598
Less current portion	(11,893)	(11,824)
Non-current portion	$29,627	$31,774

(c) Time Charter Assumed, Current and Non-Current: On November 12, 2018, the Company purchased from York its 60% of the equity interest in the companies owning the containerships Triton, Titan, Talos, Taurus and Theseus (Note 10). Any favorable lease terms associated with these vessels were recorded as an intangible asset (“Time charter assumed”) at the time of the acquisition and will be amortized over a period of 7.4 years. On March 29, 2021, the Company purchased from York its 51% of the equity interest in the company owning the containership Cape Artemisio (Note 10). Any favorable lease term associated with this vessel was recorded as an intangible asset (“Time charter assumed”) at the time of the acquisition and will be amortized over a period of 4.3 years. As of December 31, 2020, and June 30, 2021, the aggregate balance of Time charter assumed (current and non-current) was $1,030 and $965, respectively, and is separately reflected in the accompanying consolidated balance sheets. During the six-month periods ended June 30 30, 2020 and 2021, the amortization expense of Time charter assumed amounted to $95 and $97, respectively, and is included in Voyage revenue in the accompanying consolidated statements of operations.